Provisions (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Provisions.
Provision for aircraft maintenance on operating leased aircraft	€ 133.2	€ 133.3	€ 144.4
Provision for pension obligation	4.9	4.9	4.9
Total provisions	€ 138.1	€ 138.2	€ 149.3